Leases - Schedule of Minimum Undiscounted Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating
2022	$ 9,810
2023	9,676
2024	9,676
2025	2,681
2026	0
Thereafter	0
Total lease payment receipts	31,843
Sales-type
2022	2,955
2023	2,955
2024	2,955
2025	2,955
2026	2,955
Thereafter	24,380
Total lease payment receipts	39,155
Less: imputed interest	(29,716)
Total lease receivable	9,439
Unguaranteed residual assets at end of leases	25,182
Net investment in leases	$ 34,621	$ 35,030